SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Developing Markets Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 92.1%

Africa/Middle East - 8.9%

Israel - 2.3%
NICE, Ltd., ADR *	775	201,981

South Africa - 6.6%
Bid Corp., Ltd.	9,850	240,170
Bidvest Group, Ltd.	5,525	70,743
Naspers, Ltd.	1,425	252,614

		563,527

Asia - 63.9%

Australia - 2.1%
Atlassian Corp. *	450	87,800
Rio Tinto, PLC, ADR	1,425	90,829

		178,629

China/Hong Kong - 21.9%
AIA Group, Ltd.	21,400	143,680
Alibaba Group Holding, Ltd., ADR	2,225	161,001
Baidu, Inc., ADR *	475	50,008
Budweiser Brewing Co. APAC, Ltd. [4]	46,000	67,705
China Mengniu Dairy Co., Ltd.	28,000	60,100
China Petroleum & Chemical Corp.	140,000	79,419
CSPC Pharmaceutical Group, Ltd.	192,400	151,179
ENN Energy Holdings, Ltd.	19,800	152,543
Hong Kong Exchanges & Clearing, Ltd.	5,100	148,434
Jiumaojiu International Holdings, Ltd. [4]	9,000	6,485
Meituan *, 4	6,820	84,347
Ping An Insurance Group Co. of China, Ltd.	19,900	84,030
Sands China, Ltd. *	42,400	119,450
Sinopharm Group Co., Ltd.	44,900	115,019
Tencent Holdings, Ltd.	8,200	318,282
Trip.com Group, Ltd., ADR *	3,275	143,740

		1,885,422

India - 2.9%
HDFC Bank, Ltd., ADR	4,375	244,869

Indonesia - 2.2%
Astra International Tbk PT	176,000	57,168
XL Axiata Tbk PT	948,800	135,244

		192,412

Singapore - 7.0%
DBS Group Holdings, Ltd.	11,000	293,523
Flex, Ltd. *	4,000	114,440
Sea, Ltd, ADR *	1,225	65,795
Singapore Technologies Engineering, Ltd.	44,000	130,998

		604,756

South Korea - 12.3%
LG Chem, Ltd.	450	147,075
NAVER Corp.	450	62,540
Samsung Electronics Co., Ltd.	10,925	655,703
Shinhan Financial Group Co., Ltd.	4,150	145,500
SK Hynix, Inc.	320	42,358

		1,053,176

Taiwan - 13.9%
Cathay Financial Holding Co., Ltd.	88,784	133,855

Name of Issuer	Quantity	Fair Value ($)

Hon Hai Precision Industry Co., Ltd., GDR	16,625	158,436
Taiwan Semiconductor Co.	37,482	900,641

		1,192,932

Thailand - 1.6%
Bangkok Bank PCL	36,500	139,048

Europe - 1.4%

Netherlands - 1.4%
Prosus NV	3,705	116,217

Latin America - 8.7%

Argentina - 2.8%
Globant SA *	1,175	237,232

Brazil - 1.9%
Ambev SA, ADR	21,575	53,506
Banco Bradesco SA	30,350	86,534
Lojas Renner SA	8,130	27,444

		167,484

Chile - 1.1%
Banco Santander Chile, ADR	4,700	93,201

Peru - 2.9%
Southern Copper Corp.	2,375	252,985

North America - 9.2%

Mexico - 3.3%
Fomento Economico Mexicano, ADR	1,575	205,175
Grupo Bimbo SAB de CV	16,000	75,523

		280,698

United States - 5.9%
Broadcom, Inc.	355	470,520
NEXTracker, Inc. *	696	39,164

		509,684

Total Common Stocks (cost: $5,972,255)		7,914,253

Investment Companies 5.9%
iShares MSCI India ETF (cost $292,600)	9,750	503,002

Short-Term Securities - 1.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $131,415)	131,415	131,415

Total Investments in Securities - 99.5% (cost $6,396,270)		8,548,670

Other Assets and Liabilities, net - 0.5%		42,061

Net Assets - 100.0%		$8,590,731

MARCH 31, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Developing Markets Growth Fund (Continued)

*	Non-income producing security.
[4]

144A Restricted Security. The total value of such securities as of March 31, 2024 was $158,537 and represented 1.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Electronic Technology	30.1%
Finance	17.6
Technology Services	11.9
Retail Trade	6.6
Consumer Non-Durables	5.4
Consumer Services	5.2
Non-Energy Minerals	4.0
Health Technology	3.1
Producer Manufacturing	2.2
Utilities	1.8
Process Industries	1.7
Communications	1.6
Energy Minerals	0.9
Investment Companies	5.9
Short-Term Securities	1.5

99.5
Other Assets and Liabilities, net	0.5

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2024 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	237,232	—	—	237,232
Australia	178,629	—	—	178,629
Brazil	167,484	—	—	167,484
Chile	93,201	—	—	93,201
China/Hong Kong	1,885,422	—	—	1,885,422
India	244,869	—	—	244,869
Indonesia	192,412	—	—	192,412
Israel	201,981	—	—	201,981
Mexico	280,698	—	—	280,698
Netherlands	116,217	—	—	116,217
Peru	252,985	—	—	252,985
Singapore	604,756	—	—	604,756
South Africa	563,527	—	—	563,527
South Korea	1,053,176	—	—	1,053,176
Taiwan	1,192,932	—	—	1,192,932
Thailand	—	139,048	—	139,048
United States	509,684	—	—	509,684
Investment Companies	503,002	—	—	503,002
Short-Term Securities	131,415	—	—	131,415
Total:	8,409,622	139,048	—	8,548,670

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

MARCH 31, 2024	3